CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows From Operating Activities:
Net income (loss)	$ 824,722	$ 484,266	$ 1,525,683
Adjustments to reconcile net income (loss) to net cash flows from operating activities:
Depreciation and amortization	905,987	898,682	904,955
Realized and unrealized losses (gains) on investments		(1,751)	(10,758)
Non-cash, stock-based compensation	29,647	38,573	31,163
Deferred tax expense (benefit) (Note 8)	71,405	169,308	582,519
Other, net	(82,032)	(20,897)	17,342
Changes in current assets and current liabilities:
Trade accounts receivable - other	(36,867)	(55,048)	18,173
Allowance for doubtful accounts	2,147	1,918	(17,735)
Trade accounts receivable - EchoStar	(32,678)	(3,628)	(2,141)
Inventory	(18,437)	84,151	(56,063)
Other current assets	(26,407)	635	(5,723)
Trade accounts payable - other	32,620	93,392	(31,614)
Trade accounts payable - EchoStar	75,945	39,926	(15,712)
Deferred revenue and other	(8,040)	23,239	5,822
Litigation expense accrual (Note 11 and Note 15)		5,419	(316,949)
Litigation settlement payments (Note 11 and Note 15)	(70,999)		(350,000)
Accrued programming and other accrued expenses	163,308	196,219	(10,600)
Net cash flows from operating activities	1,830,321	1,954,404	2,268,362
Cash Flows From Investing Activities:
(Purchases) Sales and maturities of marketable investment securities, net	(1,838,875)	(1,580,123)	919,433
Purchases of property and equipment	(925,203)	(778,742)	(765,490)
Change in restricted cash and marketable investment securities	38,881	(2,017)	12,751
Other, net	(12,235)	(23,895)	9,954
Net cash flows from investing activities	(2,737,432)	(2,384,777)	176,648
Cash Flows From Financing Activities:
Proceeds from issuance of long-term debt	2,300,000	4,400,000	2,000,000
Proceeds from issuance of restricted debt	2,600,000
Redemption of restricted debt	(2,600,000)
Funding of restricted debt escrow	(2,596,750)
Release of restricted debt escrow	2,596,771
Debt issuance costs	(11,146)	(13,246)	(27,261)
Repayment of long-term debt and capital lease obligations	(35,586)	(34,890)	(32,716)
Dividend to DISH Orbital Corporation		(907,230)	(3,500,000)
Other, net	23,910	11,054	6,773
Net cash flows from financing activities	1,777,199	3,455,688	(2,553,204)
Net increase (decrease) in cash and cash equivalents	870,088	3,025,315	(108,194)
Cash and cash equivalents, beginning of period	3,424,387	399,072	507,266
Cash and cash equivalents, end of period	4,294,475	3,424,387	399,072
7 % Senior Notes due 2013
Cash Flows From Financing Activities:
Repurchases and redemption of Senior Notes	(500,000)
6 3/8% Senior Notes Due 2011
Cash Flows From Financing Activities:
Repurchases and redemption of Senior Notes			$ (1,000,000)